Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000251889 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class A/JAKRX)
Account Value	$ 16,649.367462	$ 16,649.367462	$ 16,649.367462	$ 16,017.652241	$ 13,901.476006	$ 12,770.585492	$ 11,300.382656	$ 8,513.723666	$ 10,097.23879	$ 10,709.742682	$ 10,392.278627	$ 9,865.71428	$ 9,500
Average Annual Return, Percent	(1.27%)	13.18%	5.23%
C000251889 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class A/JAKRX)—excluding sales charge
Average Annual Return, Percent	3.94%	14.36%	5.77%
C000251890 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class C/JAKTX)
Account Value	$ 17,462.16526	$ 17,462.16526	$ 17,462.16526	16,860.686569	14,633.132638	13,442.72157	11,895.139637	8,961.814385	10,628.67241	11,273.413349	10,939.24066	10,384.9624	10,000
Average Annual Return, Percent	2.67%	14.27%	5.73%
C000251890 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class C/JAKTX)—excluding sales charge
Average Annual Return, Percent	3.57%	14.27%	5.73%
C000251891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class I/JAKUX)
Account Value	$ 449,666.370205	$ 449,666.370205	$ 449,666.370205	431,491.429106	373,858.359111	342,405.857563	302,301.983659	227,273.882003	268,617.182322	284,241.866782	275,152.024301	260,347.105	250,000
Average Annual Return, Percent	4.21%	14.62%	6.05%
C000251888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Global Long/Short Fund (Class R6/JAKVX)
Account Value	$ 1,755,085.988912	$ 1,755,085.988912	$ 1,755,085.988912	1,686,068.656841	1,463,313.263737	1,344,272.156981	1,189,513.963696	896,181.438467	1,062,867.240978	1,127,341.334919	1,093,924.065977	1,038,496.24	1,000,000
Average Annual Return, Percent	4.09%	14.39%	5.79%
MSCI World C000251888 Index [Member]
Account Value [Line Items]
Account Value	$ 2,477,621.666503	$ 2,477,621.666503	$ 2,477,621.666503	2,314,704.262403	1,850,158.966868	1,989,892.801282	1,807,017.974379	1,173,134.105838	1,309,151.138805	1,258,634.266634	1,108,052.687601	965,482.73	1,000,000
MSCI World C000251891 Index [Member]
Account Value [Line Items]
Account Value	$ 619,405.416626	619,405.416626	619,405.416626	578,676.065601	462,539.741717	497,473.20032	451,754.493594	293,283.526459	327,287.784701	314,658.566658	277,013.1719	241,370.6825	250,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,776.216664	$ 24,776.216664	$ 24,776.216664	$ 23,147.042623	$ 18,501.589668	$ 19,898.928012	$ 18,070.179743	$ 11,731.341058	$ 13,091.511388	$ 12,586.342666	$ 11,080.526876	$ 9,654.8273	$ 10,000
Average Annual Return, Percent	7.04%	16.13%	9.50%